Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2022
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid Expenses and Other Current Assets
6.	Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following:

	Year Ended December 31,
	2022	2021
Prepaid expenses	$4,120	$2,432
Unbilled receivable	—	518
Interest receivable on marketable securities	197	247

	$4,317	$3,197